Schedule of Investments — IQ Winslow Large Cap Growth ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Communication Services — 4.3%
Alphabet, Inc., Class A*	3,852	$380,732
Alphabet, Inc., Class C*	3,495	349,045

Total Communication Services		729,777

Consumer Discretionary — 12.6%
Chipotle Mexican Grill, Inc.*	321	528,488
Dollar Tree, Inc.*	2,410	361,934
Hilton Worldwide Holdings, Inc.	2,846	412,926
Lululemon Athletica, Inc.*	1,125	345,240
Starbucks Corp.	2,996	326,983
Tesla, Inc.*	930	161,095

Total Consumer Discretionary		2,136,666

Consumer Staples — 4.3%
Costco Wholesale Corp.	988	505,006
Estee Lauder Cos., Inc. (The), Class A	812	224,989

Total Consumer Staples		729,995

Energy — 2.0%
Schlumberger Ltd.	5,932	338,005

Financials — 3.0%
Moody's Corp.	833	268,851
MSCI, Inc.	455	241,860

Total Financials		510,711

Health Care — 19.9%
Agilent Technologies, Inc.	2,017	306,745
AstraZeneca PLC	3,698	241,738
Danaher Corp.	1,257	332,326
IDEXX Laboratories, Inc.*	595	285,898
Intuitive Surgical, Inc.*	2,142	526,268
IQVIA Holdings, Inc.*	1,356	311,080
UnitedHealth Group, Inc.	1,396	696,869
Veeva Systems, Inc., Class A*	2,262	385,784
Zoetis, Inc.	1,651	273,224

Total Health Care		3,359,932

Industrials — 6.8%
CoStar Group, Inc.*	1,715	133,598
CSX Corp.	7,842	242,475
Deere & Co.	840	355,186
Union Pacific Corp.	2,033	415,118

Total Industrials		1,146,377

Information Technology — 43.1%
Accenture PLC, Class A	585	163,244
Adobe, Inc.*	399	147,766
Analog Devices, Inc.	2,783	477,201
Apple, Inc.	6,468	933,268
ASML Holding NV	685	452,675
Gartner, Inc.*	823	278,289
Intuit, Inc.	1,264	534,255
Lam Research Corp.	751	375,575
Mastercard, Inc., Class A	1,836	680,422
Microsoft Corp.	4,385	1,086,647
NVIDIA Corp.	2,160	421,999
Palo Alto Networks, Inc.*	2,324	368,679
ServiceNow, Inc.*	1,337	608,509
Visa, Inc., Class A(a)	3,294	758,312

Total Information Technology		7,286,841

Materials — 3.4%
Air Products and Chemicals, Inc.	529	169,550
Linde PLC	1,195	395,473

Total Materials		565,023

Total Common Stocks
(Cost $15,822,436)		16,803,327

Short-Term Investment — 0.8%

Money Market Fund — 0.8%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)
(Cost $135,950)	135,950	135,950

Total Investments — 100.2%
(Cost $15,958,386)		16,939,277
Other Assets and Liabilities, Net — (0.2)%		(27,998)
Net Assets — 100.0%		$16,911,279

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $566,086; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $574,632.
(b)	Reflects the 7-day yield at January 31, 2023.

Schedule of Investments — IQ Winslow Large Cap Growth ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$16,803,327	$–	$–	$16,803,327
Short-Term Investment:
Money Market Fund	135,950	–	–	135,950
Total Investments in Securities	$16,939,277	$–	$–	$16,939,277

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.